Segment Information (Summary Of Total Assets For Segments And Corporate And Other Activities) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total revenues	$ 2,624	$ 2,521	$ 2,655	$ 2,568	$ 2,591	$ 2,667	$ 2,410	$ 2,421	$ 10,368	$ 10,089	$ 9,069
Net income (loss)	175	20	(100)	93	(174)	115	59	195	188	195	(443)
Total assets	112,187				110,363				112,187	110,363
United States
Segment Reporting Information [Line Items]
Total revenues									7,839	7,605	6,509
Net income (loss)									(394)	(390)	(880)
Total assets	100,169				98,071				100,169	98,071
International
Segment Reporting Information [Line Items]
Total revenues									2,529	2,484	2,560
Net income (loss)									582	585	437
Total assets	$ 12,018				$ 12,292				$ 12,018	$ 12,292